Long-Term Deposits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Deposits [Abstract]
Schedule of Longterm Deposits

	September 30,	December 31,
	2023	2022
Deposits on property and equipment	$5,305	$4,846
Other long-term deposits	95	95

Total long-term deposits	$5,400	$4,941

	December 31 2022	December 31, 2021
Supply Agreement deposit	$—	$10,000
Deposits on property and equipment	4,873	—
Other long-term deposits	68	519

Total long-term deposits	$4,941	$10,519